Right-of-use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 2,199,779
Balance at end of period	1,908,877	$ 2,199,779
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,199,779	2,409,934
Amortization	(115,183)	(56,292)
Movement in exchange rates	(175,719)	(153,863)
Balance at end of period	$ 1,908,877	$ 2,199,779